Business Segments - Schedule of Segment Information by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Operating Statistics [Line Items]
Net sales	$ 1,155,342	$ 1,217,792	$ 1,240,887
Operating income	105,200	151,877	197,821
Interest, net	158,924	164,136	91,293
Depreciation and Amortization	104,533	106,083	104,580
Capital expenditures	52,132	55,525	50,223
Goodwill	918,946	983,114	1,008,499
Intangible assets	401,323	448,394	503,809
Total assets	1,926,406	2,044,494	2,143,975
Scholastic [Member]
Operating Statistics [Line Items]
Net sales	445,790	474,667	469,730
Operating income	25,260	34,948	25,635
Interest, net	62,110	64,071	34,812
Depreciation and Amortization	33,023	32,627	31,879
Capital expenditures	17,025	12,440	9,831
Goodwill	301,027	309,878	309,927
Intangible assets	158,539	145,941	163,355
Total assets	664,308	668,179	683,727
Memory Book [Member]
Operating Statistics [Line Items]
Net sales	346,070	362,380	375,866
Operating income	92,284	103,137	116,549
Interest, net	47,861	49,365	27,657
Depreciation and Amortization	38,408	39,424	39,164
Capital expenditures	16,949	29,949	22,295
Goodwill	391,178	391,178	391,614
Intangible assets	120,977	168,984	186,706
Total assets	697,683	749,932	762,240
Marketing and Publishing Services [Member]
Operating Statistics [Line Items]
Net sales	364,297	380,774	395,310
Operating income	(12,344)	13,792	55,637
Interest, net	48,953	50,700	28,824
Depreciation and Amortization	33,102	34,032	33,537
Capital expenditures	18,158	13,136	18,097
Goodwill	226,741	282,058	306,958
Intangible assets	121,807	133,469	153,748
Total assets	564,415	626,383	698,008
Inter-segment eliminations [Member]
Operating Statistics [Line Items]
Net sales	$ (815)	$ (29)	$ (19)